Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Variable Interest Entity [Line Items]
Total assets		¥ 17,604,283	¥ 16,866,251
Total Liabilities		13,034,239	12,691,036
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		272,655	343,097
Total Liabilities		172,229	216,634
Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	602,841	626,060
Total Liabilities	[1]	176,692	219,729
Assets which are pledged as collateral	[2]	272,655	343,097
Commitments	[3]	143,499	142,028
Acquisition of real estate and real estate development projects for customers | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	33,737	51,025
Total Liabilities	[1]	2,679	10,956
Assets which are pledged as collateral	[2]	0	16,769
Commitments	[3]	0	0
Corporate rehabilitation support business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	5,069
Total Liabilities	[1]	0	8
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	258,607	225,040
Total Liabilities	[1]	137	111
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	84,854	85,069
Securitizing financial assets such as finance lease receivable and loan receivable | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	29,404	85,765
Total Liabilities	[1]	27,793	66,914
Assets which are pledged as collateral	[2]	29,404	85,765
Commitments	[3]	0	0
Securitization of loan receivable originated by third parties | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Power generation projects | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	112,142	112,360
Total Liabilities	[1]	72,764	76,429
Assets which are pledged as collateral	[2]	103,348	105,499
Commitments	[3]	58,645	56,959
Other VIEs | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	168,951	146,801
Total Liabilities	[1]	73,319	65,311
Assets which are pledged as collateral	[2]	139,903	135,064
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.